Net Foreign Exchange Gain (Loss) (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net foreign exchange gain (loss)
Net profit (loss) from currency exchange differences	$ (89,893)	$ (212,618)	$ 113,115
Hedging derivatives	362,374	252,275	22,933
Income from assets indexed to foreign currency	7,376	12,251	(9,190)
Income from liabilities indexed to foreign currency			98
Total	$ 279,857	$ 51,908	$ 126,956